Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Sep. 23, 2013
Document Effective Date	Sep. 27, 2013
Prospectus Date	Sep. 27, 2013
Barrett Growth Fund | Barrett Growth Fund
Risk/Return:
Trading Symbol	BGRWX